UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2024

Date of reporting period:  March 31, 2024

Item 1. Report to Stockholders.

(a)

Annual Report
March 31, 2024

CornerCap Small-Cap Value Fund

Table of Contents

Manager’s Report to Shareholders (Unaudited)	1

Fund Expenses (Unaudited)	6

Schedule of Investments	7

Statement of Assets and Liabilities	19

Statement of Operations	20

Statements of Changes in Net Assets	21

Financial Highlights	22

Notes to Financial Statements	24

Report of Independent Registered Public Accounting Firm	31

Additional Information (Unaudited)	32

Manager’s Report to Shareholders (Unaudited)

March 31, 2024

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Despite a challenging economic backdrop marked by high inflation and multiple interest rate hikes by the Federal Reserve, I am pleased to report that the CornerCap Small-Cap Value Fund has outperformed its benchmark, the Russell 2000 Value Index, over the past twelve months.

During this period, the Federal Reserve aggressively sought to tame inflation by increasing rates four times in 2023. Expectations have shifted away from further increases with the next move likely a rate cut, although its timing is increasingly uncertain, deferred by enduring inflation pressures. Despite efforts to cool the economy, consumer confidence remained resilient. With the advantage of existing low fixed-rate mortgages, consumers demonstrated reduced sensitivity to interest rate changes compared to previous rate hike regimes. This, coupled with low unemployment and strong wage growth, contributed to consumer spending remaining robust in the face of economic headwinds.

The environment of rising interest rates this cycle has posed challenges for small-cap stocks. These stocks have become increasingly sensitive to fluctuations in interest rates, primarily because they tend to carry more floating-rate debt compared to large-cap stocks. This sensitivity has resulted in harsher penalties from investors during this cycle. However, with forecasts now anticipating a cut in interest rates, small-cap stocks are poised for improved relative performance and investor interest.

Investor penalties imposed on small-cap stocks have created a compelling entry point compared to larger companies. Valuations among smaller companies can appear volatile, partly because the Russell 2000 small-cap index has a substantial proportion of unprofitable companies. To navigate this, our investment team divides our small-cap universe of companies into two segments. The upper segment includes non-earners and highly valued stocks, which are typically excluded from portfolio considerations. The lower segment, more central to our Fundametrics research process and model, consists of stocks that are attractively priced.  Stocks in the lower half of price to current earnings ratio trade at 11.9 multiple, which is significantly lower than the median large-cap stock’s ratio of 22.9 (top 500 in market capitalization) and a capitalization-weighted ratio of 35.5 for the top 100 stocks. This presents a notable discount in an environment where expectations for small caps are modest, especially when contrasted with the lofty expectations often associated with artificial intelligence.

The investing environment within small caps favored stocks with lower valuations, strong momentum, high returns on capital and positive changes to earnings estimates while higher valuation, high short interest and poor momentum were underperforming characteristics. These are conditions that tend to favor our approach, and our buy decisions beat our sell decisions by a healthy spread.

The CornerCap Small-Cap Value Fund continues to benefit from our systematic research process that evaluates companies within custom peer groups. This approach has allowed us to identify and capitalize on peer-group specific alpha drivers. Historically, this improves factor efficacy and stock selection. That was true in the current fiscal year with our stock selection positive in 9 of 11 sectors and contributing 100% of the alpha. Notable selection strengths were in health care, financials, technology, and real estate sectors, while the two negative sectors consisted of consumer discretionary and utilities. Allocation choices slightly hindered performance. The strategy to overweight healthcare and underweight energy and financials had a negative impact on results. Conversely, the decision to underweight utilities and real estate while overweighting industrials and technology contributed positively to performance.

The equity markets have gotten off to a good start in 2024, although there is concern that optimism is too high. Inflation is being closely watched for signs of trending higher and economic data needs to be good, but not too good, to keep the Fed on target for rate cuts in the second half of the year. We do not expect a smooth path as investors’ expectations for rate changes oscillate. This will likely lead to volatility in equity markets and can present opportunity for active management, particularly in more inefficient parts of the market like small caps. The combination of the CornerCap approach to diversified portfolios to mitigate some of the broader market volatility and continued attractive valuations within small cap gives the investment team confidence in the Fund’s investment approach for the next fiscal year.

Annual Report | March 31, 2024

Manager’s Report to Shareholders (Unaudited)

March 31, 2024

CornerCap Investment Counsel	March 31, 2024

There are risks associated with investing including possible loss of principal.  In addition to the normal risks of investing, funds focusing on smaller companies generally experience greater price volatility.  Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to possible declines in the value of and demand for real estate, which may cause the value of the Fund to decline.

The Russell 2000 Value Index is an index that measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

The price-to-earnings (P/E) ratio measures a company’s share price relative to its earnings per share.

Alpha is used in finance as a measure of performance, indicating when a fund has managed to beat the market return or other benchmark over some period.

Must be proceeded or accompanied by a prospectus.

The CornerCap Small-Cap Value Fund is distributed by Foreside Fund Services, LLC.

www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)

March 31, 2024

Investment Performance through March 31, 2024 (In Thousands)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 888-813-8637. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of March 31, 2024

	1-Year	3-Year	5-Year	10-Year	Since Inception(5)
Advisor Class(1)	20.14%	6.28%	10.91%	8.61%	9.64%
Institutional Class(4)	20.43%	6.59%	11.22%	8.88%	9.73%
Russell 2000 Value Index(2)	18.75%	2.22%	8.17%	6.87%	10.13%
Russell 2000 Index(3)	19.71%	-0.10%	8.10%	7.58%	9.39%

(1)
Performance shown for Advisor Class is that of the Predecessor Fund’s Investor Shares (See Note 12), and is calculated using the fees and expenses in effect for the Investor Shares during the periods shown, net of any applicable fee and expense limitations or waivers.

(2)
The Russell 2000 Value Index is an index that measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

(3)
The Russell 2000 Index is an index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

(4)
Performance shown for Institutional Class is that of the Predecessor Fund’s Institutional Shares. Institutional Shares of the Predecessor Fund commenced operations on December 29, 2015. Performance for the 10 year and Since Inception periods is a blended average annual return which includes the returns of Investor Shares of the Predecessor Fund (inception date September 30, 1992) prior to the commencement of operations of Institutional Shares of the Predecessor Fund, and is calculated using the fees and expenses in effect for the Investor Shares during the periods shown, net of any applicable fee and expense limitations or waivers. If Institutional Shares had been available during periods prior to December 29, 2015, the performance shown may have been different. The performance shown for the periods following the Predecessor Fund’s commencement of Institutional Shares reflects the fees and expenses of Institutional Shares, net of any applicable fee and expense limitations or waivers.

(5)	Inception date of the Advisor Class was September 30, 1992 and the Institutional Class was December 29, 2015.

Annual Report | March 31, 2024

Manager’s Report to Shareholders (Unaudited)

March 31, 2024

The following is expense information for the CornerCap Small-Cap Value Fund as disclosed in the Fund’s most recent prospectus dated August 1, 2023:

Advisor Class Gross Expense Ratio: 1.45%	Net Expense Ratio: 1.25%
Institutional Class Gross Expense Ratio: 1.15%	Net Expense Ratio: 0.95%

CornerCap Investment Counsel, Inc. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the total annual fund operating expenses to 0.95% of average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least November 18, 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)

March 31, 2024

Allocation of Portfolio Net Assets(1)(2) at March 31, 2024 (% of Net Assets)

Top Ten Equity Holdings(1) at March 31, 2024 (% of Net Assets)

Chord Energy Corp.	0.8%
International Game Technology PLC	0.7%
American Eagle Outfitters, Inc.	0.6%
Gates Industrial Corp. Plc	0.5%
Oshkosh Corp.	0.5%
Assurant, Inc.	0.5%
Helix Energy Solutions Group, Inc.	0.5%
Gulfport Energy Corp.	0.5%
Hillman Solutions Corp.	0.5%
R1 RCM, Inc.	0.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes securities lending collateral.

Annual Report | March 31, 2024

Fund Expenses (Unaudited)

March 31, 2024

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, interest expense, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 – March 31, 2024).

Actual Expenses – For each class, the first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – For each class, the second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(10/1/2023)	(3/31/2024)	(10/1/2023 – 3/31/2024)
Advisor Class
Actual(2)	$1,000.00	$1,192.70	$6.85
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31
Institutional Class
Actual(2)	$1,000.00	$1,193.80	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.25% and 0.95% for the Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended March 31, 2024, of 19.27% and 19.38% for the Advisor Class and Institutional Class, respectively.

www.cornercapfunds.com

Schedule of Investments

March 31, 2024

	Shares	Value
COMMON STOCKS – 99.1%

Agriculture – 1.0%
Andersons, Inc.	5,862	$336,303
Dole Plc	22,080	263,414
Fresh Del Monte Produce, Inc.	8,670	224,640
Vector Group Ltd.	50,071	548,778
		1,373,135
Apparel – 0.2%
Carter’s, Inc. (a)	3,433	290,706

Auto Manufacturers – 0.8%
Blue Bird Corp. (b)	12,613	483,582
REV Group, Inc.	28,265	624,374
		1,107,956
Auto Parts & Equipment – 2.1%
Allison Transmission Holdings, Inc.	6,898	559,841
Commercial Vehicle Group, Inc.(b)	35,415	227,718
Dorman Products, Inc.(b)	2,798	269,699
Gentex Corp.	16,623	600,423
Standard Motor Products, Inc.	13,425	450,409
Titan International, Inc. (a)(b)	21,887	272,712
Visteon Corp.(b)	3,995	469,852
		2,850,654
Banks – 12.5%
Amalgamated Financial Corp.	10,708	256,992
Ameris Bancorp	11,807	571,223
Bank OZK (a)	12,324	560,249
Bridgewater Bancshares, Inc. (b)	21,252	247,373
Business First Bancshares, Inc.	10,639	237,037
Byline Bancorp, Inc.	25,777	559,875
Capital City Bank Group, Inc.	15,640	433,228
Cathay General Bancorp	6,359	240,561
Central Pacific Financial Corp.	13,550	267,613
Columbia Banking System, Inc.	22,434	434,098
Community Trust Bancorp, Inc.	5,829	248,607
ConnectOne Bancorp, Inc.	12,886	251,277
CrossFirst Bankshares, Inc. (b)	47,336	655,131
Customers Bancorp, Inc. (b)	10,261	544,449
Dime Community Bancshares, Inc.	13,348	257,082
Eastern Bankshares, Inc.	19,129	263,598
Enterprise Financial Services Corp.	13,257	537,704
Equity Bancshares, Inc. – Class A	7,117	244,611
Financial Institutions, Inc.	12,607	237,264
First Bancshares Inc.	10,549	273,747
First Commonwealth Financial Corp.	35,591	495,427
First Foundation, Inc.	35,846	270,637

The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report | March 31, 2024

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
Banks – 12.5% (continued)
First Internet Bancorp	8,187	$284,416
First Mid Bancshares, Inc.	7,213	235,721
FNB Corp./PA	41,268	581,879
Hancock Whitney Corp.	5,824	268,137
Hanmi Financial Corp. (a)	34,212	544,655
Horizon Bancorp Inc.	19,829	254,406
Independent Bank Corp.	5,122	266,446
Mercantile Bank Corp.	14,206	546,789
Merchants Bancorp/IN	5,708	246,471
Metropolitan Bank Holding Corp. (b)	4,679	180,142
Northfield Bancorp, Inc.	25,665	249,464
Peoples Bancorp, Inc./OH	18,032	533,928
Pinnacle Financial Partners, Inc. (a)	5,515	473,628
Preferred Bank Los Angeles (a)	3,460	265,624
Premier Financial Corp.	10,782	218,875
Primis Financial Corp.	18,725	227,883
Provident Financial Services, Inc.	33,427	487,031
QCR Holdings, Inc.	4,490	272,723
Shore Bancshares, Inc.	22,523	259,015
Southern First Bancshares, Inc. (b)	8,168	259,416
Valley National Bancorp (a)	65,022	517,575
Webster Financial Corp.	12,018	610,154
Western Alliance Bancorp	10,506	674,380
Wintrust Financial Corp. (a)	4,798	500,863
		17,047,404
Beverages – 0.6%
Primo Water Corp. (a)	15,944	290,340
The Boston Beer Co. Inc. – Class A (b)	653	198,786
Vita Coco Co., Inc. (a)(b)	12,535	306,230
		795,356
Biotechnology – 5.4%
Adicet Bio, Inc. (b)	18,074	42,474
Aldeyra Therapeutics, Inc. (a)(b)	27,962	91,436
Allogene Therapeutics, Inc. (a)(b)	28,533	127,543
ANI Pharmaceuticals, Inc. (b)	5,680	392,658
Annexon, Inc. (b)	22,604	162,071
Arcus Biosciences, Inc. (b)	6,192	116,905
Athira Pharma, Inc. (b)	37,648	103,156
BioAtla, Inc. (b)	29,805	102,529
Black Diamond Therapeutics, Inc. (b)	22,583	114,496
Caribou Biosciences, Inc. (b)	16,522	84,923
Century Therapeutics, Inc. (b)	25,978	108,588
Cogent Biosciences, Inc. (b)	16,165	108,629
Cue Biopharma, Inc. (b)	28,405	53,685
Cullinan Oncology, Inc. (b)	8,053	137,223
CytomX Therapeutics, Inc. (b)	41,458	90,378

The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
Biotechnology – 5.4% (continued)
Deciphera Pharmaceuticals, Inc. (b)	7,514	$118,195
Editas Medicine, Inc. (b)	9,513	70,586
Entrada Therapeutics, Inc. (b)	5,752	81,506
Erasca, Inc. (b)	27,198	56,028
Exelixis, Inc. (b)	24,903	590,947
Fate Therapeutics, Inc. (b)	20,683	151,813
Generation Bio Co. (b)	44,094	179,463
Halozyme Therapeutics, Inc. (b)	12,552	510,615
Ikena Oncology, Inc. (b)	14,078	19,991
Intellia Therapeutics, Inc. (b)	3,072	84,511
Ionis Pharmaceuticals, Inc. (b)	1,751	75,906
Iovance Biotherapeutics, Inc. (a)(b)	13,248	196,336
iTeos Therapeutics, Inc. (b)	6,219	84,827
Kronos Bio, Inc. (b)	14,607	18,989
LENZ Therapeutics, Inc.	5,026	112,231
MacroGenics, Inc. (b)	6,314	92,942
MeiraGTx Holdings Plc (b)	13,290	80,670
Monte Rosa Therapeutics, Inc. (b)	19,236	135,614
Nurix Therapeutics, Inc. (b)	9,383	137,930
Nuvation Bio, Inc. (b)	64,161	233,546
Poseida Therapeutics, Inc. (b)	43,177	137,735
Prime Medicine, Inc. (a)(b)	13,774	96,418
Pyxis Oncology, Inc. (a)(b)	36,737	156,499
REGENXBIO, Inc. (b)	5,601	118,013
Relay Therapeutics, Inc. (b)	10,811	89,731
Replimune Group, Inc.(b)	12,167	99,404
Sage Therapeutics, Inc. (b)	5,294	99,210
Sutro Biopharma, Inc. (b)	18,563	104,881
Tenaya Therapeutics, Inc. (b)	30,222	158,061
Ultragenyx Pharmaceutical, Inc. (b)	2,430	113,457
United Therapeutics Corp. (b)	2,027	465,642
Verastem, Inc. (b)	11,810	139,358
Verve Therapeutics, Inc. (b)	7,310	97,077
Vir Biotechnology, Inc. (b)	10,587	107,246
WaVe Life Sciences Ltd. (b)	25,296	156,076
Zentalis Pharmaceuticals, Inc. (b)	6,108	96,262
Zymeworks, Inc. (b)	12,571	132,247
		7,236,658
Building Materials – 1.5%
American Woodmark Corp. (b)	6,080	618,093
Apogee Enterprises, Inc.	5,158	305,354
Gibraltar Industries, Inc. (b)	6,818	549,054
Masterbrand, Inc. (b)	14,170	265,546
Mohawk Industries, Inc. (b)	2,751	360,078
		2,098,125

The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report | March 31, 2024

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
Chemicals – 1.1%
Ecovyst, Inc.(b)	24,122	$268,960
Minerals Technologies, Inc.	8,168	614,887
Quaker Chemical Corp.	2,870	589,068
		1,472,915
Coal – 0.2%
Ramaco Resources, Inc.(b)	14,383	242,210

Commercial Services – 7.4%
Aaron’s Co., Inc.	43,507	326,303
ABM Industries, Inc.	11,195	499,521
ADT, Inc.	80,481	540,832
Adtalem Global Education, Inc. (b)	10,171	522,789
Alarm.com Holdings, Inc. (b)	7,603	550,989
Alight, Inc. – Class A (b)	29,111	286,743
Brink’s Co.	2,889	266,886
Dun & Bradstreet Holdings, Inc.	25,015	251,151
Ennis, Inc.	10,496	215,273
Euronet Worldwide, Inc. (b)	5,581	613,520
Forrester Research, Inc. (b)	18,955	408,670
Healthcare Services Group, Inc. (b)	44,048	549,719
Herc Holdings, Inc.	1,938	326,165
John Wiley & Sons, Inc. – Class A	15,103	575,877
LiveRamp Holdings, Inc. (b)	15,081	520,295
Perdoceo Education Corp.	14,922	262,030
Progyny, Inc. (a)(b)	14,029	535,206
R1 RCM, Inc. (b)	52,529	676,574
Stride, Inc. (b)	5,332	336,183
Upbound Group, Inc. (a)	15,210	535,544
V2X, Inc. (b)	12,058	563,229
WEX, Inc. (a)(b)	2,385	566,509
		9,930,008
Computers – 2.5%
Crane NXT Co.	4,207	260,413
ExlService Holdings, Inc. (b)	8,524	271,063
Genpact Ltd.	13,695	451,250
Maximus, Inc.	6,173	517,915
NetScout Systems, Inc. (b)	22,626	494,152
OneSpan, Inc. (b)	23,189	269,688
Rapid7, Inc. (a)(b)	5,207	255,351
TaskUS, Inc. – Class A (a)(b)	17,362	202,267
Tenable Holdings, Inc. (b)	5,466	270,185
TTEC Holdings, Inc.	26,883	278,777
		3,271,061
Distribution/Wholesale – 0.2%
MRC Global, Inc.(b)	20,245	254,480

The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
Diversified Financial Services – 3.1%
Affiliated Managers Group, Inc.	3,229	$540,760
BGC Group, Inc. – Class A	60,032	466,448
Bridge Investment Group Holdings, Inc. – Class A	39,514	270,671
Federated Hermes, Inc. – Class B	13,899	502,032
International Money Express, Inc. (b)	11,530	263,230
Invesco Ltd.	16,755	277,965
StoneX Group, Inc. (b)	3,889	273,241
Victory Capital Holdings, Inc. – Class A	8,519	361,461
Virtu Financial, Inc. – Class A	29,967	614,923
Virtus Investment Partners, Inc.	1,104	273,770
Western Union Co.	19,054	266,375
		4,110,876
Electric – 1.4%
ALLETE, Inc.	8,157	486,483
Avista Corp. (a)	14,196	497,144
Black Hills Corp.	9,462	516,625
NorthWestern Energy Group, Inc.	8,876	452,055
		1,952,307
Electrical Components & Equipment – 0.9%
Energizer Holdings, Inc.	6,930	204,019
EnerSys	5,274	498,182
Generac Holdings, Inc. (b)	4,541	572,802
		1,275,003
Electronics – 1.8%
Allient, Inc.	8,695	310,238
Brady Corp. – Class A	7,974	472,698
Itron, Inc. (b)	3,878	358,793
Sanmina Corp. (b)	8,560	532,260
Sensata Technologies Holding Plc	14,124	518,916
TTM Technologies, Inc. (b)	18,024	282,076
		2,474,981
Energy – Alternate Sources – 0.5%
REX American Resources Corp. (b)	11,482	674,108

Engineering & Construction – 1.7%
Fluor Corp. (b)	6,689	282,811
Frontdoor, Inc. (b)	6,910	225,128
Granite Construction, Inc. (a)	4,821	275,424
Great Lakes Dredge & Dock Corp. (b)	30,697	268,599
Latham Group, Inc. (b)	105,699	418,568
Primoris Services Corp.	14,145	602,152
Tutor Perini Corp. (b)	18,582	268,696
		2,341,378

The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report | March 31, 2024

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
Entertainment – 1.6%
Accel Entertainment, Inc. (b)	44,083	$519,739
Everi Holdings, Inc. (b)	42,268	424,793
International Game Technology Plc	41,753	943,200
Monarch Casino & Resort, Inc.	3,354	251,516
		2,139,248
Food – 0.2%
Post Holdings, Inc. (b)	2,591	275,371

Gas – 1.0%
National Fuel Gas Co.	8,888	477,463
Northwest Natural Holding Co.	12,592	468,674
ONE Gas, Inc. (a)	3,912	252,441
UGI Corp.	10,779	264,517
		1,463,095
Hand/Machine Tools – 0.2%
Kennametal, Inc.	10,747	268,030

Healthcare-Products – 1.7%
CONMED Corp. (a)	3,078	246,486
Haemonetics Corp. (b)	6,930	591,476
Integer Holdings Corp. (a)(b)	5,736	669,276
LeMaitre Vascular, Inc.	4,454	295,567
Semler Scientific, Inc. (b)	8,324	243,144
Tactile Systems Technology, Inc. (b)	16,179	262,909
		2,308,858
Healthcare-Services – 1.8%
Addus HomeCare Corp. (a)(b)	5,537	572,194
Encompass Health Corp.	3,295	272,101
HealthEquity, Inc. (b)	7,405	604,470
Pennant Group, Inc. (b)	15,522	304,697
Select Medical Holdings Corp.	17,134	516,590
Viemed Healthcare, Inc. (b)	24,684	232,770
		2,502,822
Home Builders – 0.6%
Forestar Group, Inc. (b)	11,991	481,918
Meritage Homes Corp.	1,632	286,351
		768,269
Home Furnishings – 0.3%
Hooker Furnishings Corp.	9,728	233,569
Lovesac Co. (a)(b)	9,417	212,824
		446,393
Household Products/Wares – 0.9%
ACCO Brands Corp.	42,401	237,870
Helen of Troy Ltd. (a)(b)	4,030	464,417

The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
Household Products/Wares – 0.9% (continued)
Quanex Building Products Corp.	7,493	$287,956
Reynolds Consumer Products, Inc.	8,978	256,412
		1,246,655
Housewares – 0.4%
Newell Brands, Inc.	69,102	554,889

Insurance – 3.2%
Assurant, Inc.	3,825	720,019
BRP Group, Inc. – Class A (a)(b)	19,229	556,487
CNO Financial Group, Inc.	9,748	267,875
Essent Group Ltd.	4,765	283,565
F&G Annuities & Life, Inc.	6,837	277,240
Goosehead Insurance, Inc. – Class A (a)(b)	3,134	208,787
James River Group Holdings Ltd.	27,058	251,639
Lincoln National Corp.	18,582	593,323
Mercury General Corp.	5,118	264,089
NMI Holdings, Inc. – Class A – Class A (b)	8,715	281,843
Skyward Specialty Insurance Group, Inc. (b)	9,773	365,608
Universal Insurance Holdings, Inc.	14,148	287,487
		4,357,962
Internet – 2.1%
1-800-Flowers.com, Inc. – Class A (b)	23,383	253,238
Eventbrite, Inc. – Class A (b)	60,289	330,384
HealthStream, Inc.	10,110	269,533
Liquidity Services, Inc. (b)	14,346	266,836
Magnite, Inc. (a)(b)	28,830	309,923
Solo Brands, Inc. – Class A (a)(b)	80,142	173,908
TripAdvisor, Inc. (b)	19,011	528,315
Upwork, Inc. (b)	16,334	200,255
Yelp, Inc. (b)	14,203	559,598
		2,891,990
Iron/Steel – 0.9%
Carpenter Technology Corp.	9,229	659,136
Universal Stainless & Alloy Products, Inc. (b)	12,465	279,465
Worthington Steel, Inc.	7,672	275,041
		1,213,642
Lodging – 0.9%
Boyd Gaming Corp.	9,126	614,363
Travel + Leisure Co.	12,443	609,209
		1,223,572
Machinery – Construction & Mining – 1.2%
Hyster-Yale Materials Handling, Inc.	10,441	669,999
Oshkosh Corp.	5,882	733,544

The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report | March 31, 2024

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
Machinery – Construction & Mining – 1.2% (continued)
Terex Corp.	4,274	$275,246
		1,678,789
Machinery-Diversified – 0.9%
Columbus McKinnon Corp.	13,464	600,898
Gates Industrial Corp. Plc (b)	42,015	744,086
		1,344,984
Media – 0.7%
Cable One, Inc. (a)	885	374,470
Scholastic Corp.	12,959	488,684
		863,154
Metal Fabricate & Hardware – 1.6%
Hillman Solutions Corp.(b)	63,664	677,384
Metallus, Inc. (a)(b)	22,811	507,545
Park-Ohio Holdings Corp.	9,970	266,000
Ryerson Holding Corp.	8,110	271,685
Worthington Enterprises, Inc. (a)	7,672	477,429
		2,200,043
Office Furnishings – 0.4%
Steelcase, Inc. – Class A	40,881	534,723
Oil & Gas – 3.9%
Berry Corp.	71,774	577,781
California Resources Corp. (a)	5,277	290,763
Callon Petroleum Co. (b)	6,883	246,136
Chord Energy Corp. (a)	6,218	1,108,296
Evolution Petroleum Corp.	80,892	496,677
Gulfport Energy Corp. (b)	4,369	699,565
Noble Corp. Plc	5,372	260,488
Ovintiv, Inc.	11,169	579,671
Riley Exploration Permian, Inc.	14,134	466,422
Sitio Royalties Corp. – Class A	10,695	264,380
VAALCO Energy, Inc.	42,924	299,180
		5,289,359
Oil & Gas Services – 1.0%
Archrock, Inc.	18,917	372,097
Helix Energy Solutions Group, Inc. (b)	64,645	700,752
Newpark Resources, Inc. (b)	37,325	269,487
		1,342,336
Packaging & Containers – 1.5%
Berry Global Group, Inc.	8,781	531,075
Clearwater Paper Corp. (b)	15,182	663,909
Pactiv Evergreen, Inc.	33,159	474,837

The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
Packaging & Containers – 1.5% (continued)
TriMas Corp. (a)	18,062	$482,797
		2,152,618
Pharmaceuticals – 4.1%
AdaptHealth Corp. (b)	23,292	268,091
Alector, Inc. (b)	11,767	70,837
Alkermes Plc (a)(b)	18,052	488,669
Arvinas, Inc. (b)	2,076	85,697
Collegium Pharmaceutical, Inc. (a)(b)	10,395	403,534
Corcept Therapeutics, Inc. (b)	9,212	232,050
Enanta Pharmaceuticals, Inc. (b)	6,712	117,192
Foghorn Therapeutics, Inc. (a)(b)	13,147	88,216
GoodRx Holdings, Inc. – Class A (b)	36,489	259,072
Gritstone bio, Inc. (a)(b)	40,619	104,391
Harmony Biosciences Holdings, Inc. (a)(b)	8,790	295,168
Herbalife Nutrition Ltd. (b)	10,784	108,379
Lyell Immunopharma, Inc. (b)	47,763	106,511
Option Care Health, Inc. (b)	15,835	531,106
Pacira BioSciences, Inc. (a)(b)	17,353	507,056
Perrigo Co Plc	14,746	474,674
PetIQ, Inc. (b)	26,441	483,341
Premier, Inc. – Class A	22,032	486,907
USANA Health Sciences, Inc. (b)	4,901	237,699
Vanda Pharmaceuticals, Inc. (b)	16,101	66,175
Voyager Therapeutics, Inc. (b)	10,937	101,823
		5,516,588
Pipelines – 0.2%
EnLink Midstream LLC	19,612	267,508

Real Estate – 7.5%
American Assets Trust, Inc.	21,225	465,040
Brixmor Property Group, Inc. (a)	20,455	479,670
Broadstone Net Lease, Inc.	26,835	420,504
CareTrust REIT, Inc.	18,600	453,282
Chatham Lodging Trust	38,119	385,383
COPT Defense Properties	15,916	384,690
EastGroup Properties, Inc.	2,203	396,033
EPR Properties	11,602	492,505
Essential Properties Realty Trust, Inc. (a)	19,479	519,310
Getty Realty Corp.	12,276	335,749
Independence Realty Trust, Inc. (a)	35,976	580,292
Innovative Industrial Properties, Inc. (a)	5,445	563,775
LXP Industrial Trust	21,572	194,579
National Health Investors, Inc.	7,200	452,375
NETSTREIT Corp. (a)	22,126	406,455
Park Hotels & Resorts, Inc.	35,218	615,962

The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report | March 31, 2024

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
Real Estate – 7.5% (continued)
Phillips Edison & Co, Inc.	12,017	$431,050
Plymouth Industrial REIT, Inc.	16,735	376,538
RE/MAX Holdings, Inc. – Class A	22,615	198,334
Retail Opportunity Investments Corp. (a)	32,639	418,432
RLJ Lodging Trust	37,575	444,137
Sabra Health Care REIT, Inc.	28,584	422,186
Terreno Realty Corp.	6,513	432,463
UMH Properties, Inc.	24,328	395,087
		10,263,832
Retail – 2.5%
American Eagle Outfitters, Inc. (a)	30,384	783,603
Brinker International, Inc. (a)(b)	7,570	376,078
Build-A-Bear Workshop, Inc. (a)	10,845	323,940
Caleres, Inc.(a)	15,891	652,008
El Pollo Loco Holdings, Inc. (b)	25,047	243,958
FirstCash Holdings, Inc.	2,001	255,208
ODP Corp. (a)(b)	9,811	520,474
Vera Bradley, Inc. (b)	30,766	209,209
		3,364,477
Savings & Loans – 2.3%
Axos Financial, Inc. (a)(b)	12,108	654,317
Brookline Bancorp, Inc.	26,005	259,010
Capitol Federal Financial, Inc.	44,548	265,506
Flushing Financial Corp.	19,541	246,412
FS Bancorp, Inc.	9,148	317,527
HomeTrust Bancshares, Inc.	11,645	318,374
OceanFirst Financial Corp.	16,758	274,999
Southern Missouri Bancorp, Inc.	6,193	270,696
WaFd, Inc.	17,666	512,844
		3,119,685
Semiconductors – 1.2%
Cirrus Logic, Inc. (b)	6,405	592,846
inTEST Corp. (b)	19,666	260,575
MKS Instruments, Inc. (a)	2,995	398,335
SMART Global Holdings, Inc. (b)	15,877	417,883
		1,669,639
Software – 7.1%
Appfolio, Inc. – Class A (b)	1,223	301,763
Blackbaud, Inc. (a)(b)	7,509	556,717
Box, Inc. – Class A (a)(b)	9,521	269,635
Cerence, Inc. (b)	12,858	202,514
Clear Secure, Inc. – Class A (a)	12,359	262,876
CommVault Systems, Inc. (b)	3,383	343,138

The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
Software – 7.1% (continued)
CSG Systems International, Inc.	4,429	$228,271
Definitive Healthcare Corp. (b)	28,294	228,333
Doximity, Inc. – Class A (b)	8,608	231,641
Elastic NV (b)	4,135	414,492
Envestnet, Inc. (b)	4,690	271,598
Everbridge, Inc. (b)	7,448	259,414
IBEX Holdings Ltd. (b)	16,599	256,123
JFrog Ltd. (b)	12,076	534,001
nCino, Inc. (b)	7,538	281,770
Nutanix, Inc. – Class A (b)	4,316	266,384
Olo, Inc. – Class A (b)	94,941	521,226
PagerDuty, Inc. (a)(b)	20,986	475,962
Pegasystems, Inc.	9,961	643,879
Progress Software Corp.	9,593	511,403
SEMrush Holdings, Inc. – Class A (b)	19,762	262,044
SentinelOne, Inc. – Class A (b)	11,392	265,548
Smartsheet, Inc. – Class A (b)	11,768	453,067
Teradata Corp. (b)	13,761	532,138
Verint Systems, Inc. (b)	8,135	269,675
Yext, Inc. (b)	79,054	476,696
Zuora, Inc. – Class A (b)	55,662	507,637
		9,827,945
Telecommunications – 0.9%
Extreme Networks, Inc. (b)	27,219	314,107
Lantronix, Inc. (b)	60,945	216,964
Ooma, Inc. (b)	18,798	160,347
Ubiquiti, Inc. (a)	4,635	536,965
		1,228,383
Toys/Games/Hobbies – 0.2%
Mattel, Inc. (b)	12,648	250,557

Transportation – 1.2%
DHT Holdings, Inc.	46,582	535,693
Pangaea Logistics Solutions Ltd.	38,027	265,048
Radiant Logistics, Inc.(b)	47,428	257,060
World Kinect Corp.	23,067	610,121
		1,667,922
TOTAL COMMON STOCKS
(Cost $119,873,920)		135,042,659

CONTINGENT VALUE RIGHTS – 0.0% (C)
Ligand Pharmaceuticals, Inc. Earn-Out Shares (b)(d)	491	0
Ligand Pharmaceuticals, Inc. Earn-Out Shares (b)(d)	491	0
TOTAL CONTINGENT VALUE RIGHTS
(Cost $0)		0

The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report | March 31, 2024

Schedule of Investments (continued)

March 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS – 15.6%

Investments Purchased with Proceeds from Securities Lending – 14.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (e)	19,795,746	$19,795,746

Money Market Funds – 1.1%
First American Government Obligations Fund – Class X, 5.23% (e)	1,495,219	1,495,219
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,290,965)		21,290,965

TOTAL INVESTMENTS – 114.7%
(Cost $141,164,885)		156,333,624
Liabilities in Excess of Other Assets – (14.7)%		(20,054,670)
TOTAL NET ASSETS – 100.0%		$136,278,954

Percentages are stated as a percent of net assets.
NV –	Naamloze Vennootschap
PLC –	Public Limited Company
REIT –	Real Estate Investment Trust
(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $19,401,651 which represented 14.2% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes to financial statements are an integral part of these financial statements.

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Statement of Assets and Liabilities

March 31, 2024

ASSETS:
Investment securities:
At cost	$141,164,885
At value(1)	$156,333,624
Cash	4,231
Dividends & interest receivable	156,326
Receivable for capital shares sold	61,373
Income receivable from securities lending	2,392
Prepaid expenses	65,288
Total Assets	156,623,234

LIABILITIES:
Payable upon return of securities loaned (See Note 9)	19,795,746
Payable for capital shares redeemed	410,686
Payable to investment adviser	76,057
Payable for fund administration & accounting fees	32,104
Payable for transfer agent fees & expenses	11,095
Payable for custody fees	2,000
Accrued other fees	15,174
Accrued distribution & shareholder service fees	1,418
Total Liabilities	20,344,280
NET ASSETS	$136,278,954

COMPOSITION OF NET ASSETS
Paid-in capital	$118,912,467
Total distributable earnings	17,366,487
Total net assets	$136,278,954

(1) Includes loaned securities of:	$19,401,651

Advisor Class Shares:
Net Assets	$559,618
Shares issued and outstanding(2)	37,997
Net asset value, offering price, and redemption price per share	$14.73
Institutional Class Shares:
Net Assets	$135,719,336
Shares issued and outstanding(2)	9,151,135
Net asset value, offering price, and redemption price per share	$14.83

(2)	Unlimited shares authorized without par value.

The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report | March 31, 2024

Statement of Operations

For the Year Ended March 31, 2024

INVESTMENT INCOME:
Interest income	$83,756
Dividend income	2,286,743
Less: Foreign taxes withheld	(3,949)
Securities lending income	32,250
Total investment income	2,398,800

EXPENSES:
Investment advisory fees (See Note 4)	1,099,489
Fund administration & accounting fees (See Note 4)	147,310
Transfer agent fees & expenses (See Note 4)	47,899
Trustee fees	18,883
Audit and tax fees	18,749
Federal & state registration fees	15,273
Custody fees (See Note 4)	14,366
Postage & printing fees	12,026
Legal fees	10,607
Other fees	3,249
Distribution & shareholder service fees – Advisor Class (See Note 5)	1,418
Total expenses before waiver	1,389,269
Less: Fee waiver from investment adviser (See Note 4)	(200,442)
Total net expenses	1,188,827
NET INVESTMENT INCOME	1,209,973
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	2,494,064
Net change in unrealized appreciation/depreciation of investments	19,714,448
Net realized and unrealized gain on investments	22,208,512
NET INCREASE IN NET ASSETS FROM OPERATIONS	$23,418,485

The accompanying notes to financial statements are an integral part of these financial statements.

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Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	March 31, 2024	March 31, 2023
OPERATIONS:
Net investment income	$1,209,973	$1,155,429
Net realized gain on investments	2,494,064	969,514
Net change in unrealized appreciation/depreciation of investments	19,714,448	(14,275,630)
Net increase (decrease) resulting from operations	23,418,485	(12,150,687)
CAPITAL SHARE TRANSACTIONS:
Advisor Class:
Proceeds from shares sold	656,251	10,000
Proceeds from reinvestment of distributions	7,612	449
Payments for shares redeemed	(201,634)	—
Redemption Fees	1	—
Increase in net assets from Advisor Class transactions	462,230	10,449
Institutional Class:
Proceeds from shares sold	8,415,586	12,036,118
Proceeds from reinvestment of distributions	1,666,019	12,342,886
Payments for shares redeemed	(21,230,135)	(21,082,709)
Redemption Fees	1	7
Proceeds from conversion of Investor Class (See Note 12)	—	73,231,101
Increase (Decrease) in net assets from Institutional Class transactions	(11,148,529)	76,527,403
Investor Class:
Proceeds from shares sold	—	3,604,989
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	(8,517,907)
Redemption Fees	—	4
Payments from conversion into Institutional Class	—	(73,231,101)
Decrease in net assets from Investor Class transactions	—	(78,144,015)
Net decrease in net assets from capital share transactions	(10,686,299)	(1,606,163)
DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Advisor Class	(7,612)	(449)
Net Distributions to Shareholders – Institutional Class	(1,666,123)	(12,343,162)
Total distributions to shareholders	(1,673,735)	(12,343,611)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,058,451	(26,100,461)
NET ASSETS:
Beginning of Year	125,220,503	151,320,964
End of Year	$136,278,954	$125,220,503

The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report | March 31, 2024

Financial Highlights

CornerCap Small-Cap Value Fund – Advisor Class

		Period Since
		Commencement
	For the Year	of Operations(1)
	Ended	through
For a Fund share outstanding throughout each period.	March 31, 2024	March 31, 2023
PER COMMON SHARE DATA
Net asset value, beginning of period	$12.40	$14.21
INVESTMENT OPERATIONS:
Net investment income(2)	0.09	0.05
Net realized and unrealized gain (loss) on investments	2.40	(0.60)
Total from investment operations	2.49	(0.55)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.07)
Net realized gains	(0.02)	(1.19)
Total distributions	(0.16)	(1.26)
Paid-in capital from redemption fees(2)	— (3)	—
Net asset value, end of period	$14.73	$12.40
Total return	20.14%	-4.00	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, at end of year (000’s)	$560	$9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense waiver	1.42%	1.45	%(5)
After expense waiver	1.25%	1.25	%(5)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
After expense waiver	0.67%	1.15	%(5)
Portfolio Turnover Rate	111%	131%

(1)	Commencement of operations of the Advisor Class was November 18, 2022.
(2)	Per share amounts calculated using the average shares method.
(3)	Less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com

Financial Highlights

CornerCap Small-Cap Value Fund – Institutional Class

	Year Ended March 31,
For a Fund share outstanding throughout each year.	2024	2023		2022	2021	2020
PER COMMON SHARE DATA
Net asset value, beginning of year	$12.47	$14.93		$18.16	$9.69	$13.15
INVESTMENT OPERATIONS:
Net investment income(1)	0.13	0.12		0.17	0.18	0.14
Net realized and unrealized gain (loss) on investments	2.41	(1.31)		1.63	8.43	(3.48)
Total from investment operations	2.54	(1.19)		1.80	8.61	(3.34)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.08)		(0.17)	(0.14)	(0.12)
Net realized gains	(0.02)	(1.19)		(4.86)	—	—
Total distributions	(0.18)	(1.27)		(5.03)	(0.14)	(0.12)
Paid-in capital from redemption fees(1)	— (2)	—	(2)	— (2)	— (2)	— (2)
Net asset value, end of year	$14.83	$12.47		$14.93	$18.16	$9.69
Total return	20.43%	-8.12%		9.45%	89.19%	-25.72%

SUPPLEMENTAL DATA AND RATIOS
Net assets, at end of year (000’s)	$135,719	$125,211		$69,206	$63,407	$27,890

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense waiver	1.11%	1.08%		1.00%	1.00%	1.00%
After expense waiver	0.95%	0.98	%(3)	1.00%	1.00%	1.00%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
After expense waiver	0.97%	0.96%		0.96%	1.31%	1.05%
Portfolio Turnover Rate	111%	131%		116%	121%	127%

(1)	Per share amounts calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)
Effective November 18, 2022, the Adviser entered into an Operating Expenses Limitation Agreement to ensure that total annual operating expenses do not exceed 0.95% of the average daily net assets of the Fund (See Note 4 in Notes to Financial Statements).

The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report | March 31, 2024

Notes to Financial Statements

March 31, 2024

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CornerCap Small-Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies. The Fund commenced operations on September 30, 1992. On November 18, 2022, the CornerCap Small-Cap Value Fund, a series of The CornerCap Group of Funds (the “Acquired Fund”), reorganized into the Fund, a series of the Trust. The Fund currently offers two classes, the Advisor Class and the Institutional Class. The Adviser Class commenced operations on November 18, 2022. Advisor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and a shareholder servicing fee of up to 0.05% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended March 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended March 31, 2024, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax years ended March 31, 2021 through 2024.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income annually.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended March 31, 2024, there were no reclassifications.

www.cornercapfunds.com

Notes to Financial Statements

March 31, 2024

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Advisor Class shares.  Shareholder service fees are expensed at up to 0.05% of average daily net assets Advisor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Security Loans – When the Fund loans securities held in its portfolio, the Fund receives compensation in the form of fees, or retains a portion of the interest on the investment of any cash received as collateral. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. See Note 9.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Annual Report | March 31, 2024

Notes to Financial Statements

March 31, 2024

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated CornerCap Investment Counsel, Inc. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2024:

Small-Cap Value Fund	Uncategorized	Level 1	Level 2	Level 3**	Total
Common Stocks	$—	$135,042,659	$—	$—	$135,042,659
Investment Purchased with
Proceeds from Securities Lending*	19,795,746	—	—	—	19,795,746
Contingent Value Rights	—	—	—	—	—
Money Market Fund	—	1,495,219	—	—	1,495,219
Total Investments	$19,795,746	$136,537,878	$—	$—	$156,333,624

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 9 for additional information regarding securities lending activity.

**	Additional Level 3 disclosures deemed immaterial to the financial statements.

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of 3/31/2023	$—
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 3/31/2024	$—
Net change in unrealized appreciation/depreciation of Level 3 assets as of March 31, 2024	$—

Additional Level 3 disclosures were deemed immaterial to the financial statements by Management.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.88% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividend paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary

www.cornercapfunds.com

Notes to Financial Statements

March 31, 2024

expenses) for the Fund do not exceed 0.95% of average daily net assets of the Fund.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expenses Limitation Agreement cannot be terminated through at least November 18, 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. For the year ended March 31, 2024, the Adviser did not recoup any previously waived expenses. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2025 – March 2026	$ 90,816
April 2026 – March 2027	200,442

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting (which includes compliance), transfer agency, and custody services for the year ended March 31, 2024, are disclosed in the Statement of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Advisor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Advisor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended March 31, 2024, the Advisor Class incurred expenses of $1,182 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.05% of the average daily net assets of the Advisor Class.  Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended March 31, 2024, the Advisor Class incurred $236 of shareholder servicing fees under the Agreement.

Annual Report | March 31, 2024

Notes to Financial Statements

March 31, 2024

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Small-Cap Value Fund
	Year Ended	Year Ended
	March 31, 2024	March 31, 2023
Advisor Class(1):
Shares sold	51,076	721
Shares issued in reinvestment of distributions	540	35
Shares redeemed	(14,375)	—
Net increase	37,241	756
Institutional Class:
Shares sold	649,031	906,115
Shares issued in reinvestment of distributions	117,339	963,987
Shares redeemed	(1,657,673)	(1,594,964)
Shares converted from Investor Class(2)	—	5,130,700
Net increase (decrease)	(891,303)	5,405,838
Investor Class:
Shares sold	—	263,039
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	(624,806)
Shares converted into Institutional Class(2)	—	(5,154,535)
Net decrease	—	(5,516,302)
Net decrease in capital shares	(854,062)	(109,708)

(1)	Advisor Class inception was November 18, 2022.
(2)	Effective November 18, 2022, all outstanding shares of the Investor Class were merged into the Institutional Class (See Note 12).

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended March 31, 2024, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$ 137,386,801	$ 147,923,375

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at March 31, 2024, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$21,736,701	$(6,580,171)	$15,156,530	$141,177,094

www.cornercapfunds.com

Notes to Financial Statements

March 31, 2024

At March 31, 2024, components of distributable earnings on a tax-basis were as follows:

	Undistributed
Undistributed	Long-Term	Other	Net	Total
Ordinary Income	Capital Gains	Accumulated Losses	Appreciation	Distributable Earnings
$429,264	$1,780,693	$—	$15,156,530	$17,366,487

As of March 31, 2024, the Fund’s most recent fiscal year end, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended March 31, 2024, the Fund did not defer any qualified later year losses.

The tax character of distributions paid during the year ended March 31, 2024, were as follows:

	Long-Term
Ordinary Income*	Capital Gains	Total
$1,474,599	$199,136	$1,673,735

The tax character of distributions paid during the year ended March 31, 2023, were as follows:

	Long-Term
Ordinary Income*	Capital Gains	Total
$3,776,748	$8,566,863	$12,343,611

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2024.

9.  SECURITIES LENDING

Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily.  Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned.  During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution.  Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price.  Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.  As of March 31, 2024, the Fund had securities on loan with a value of $19,401,651 and collateral value of $19,795,746.

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining

Annual Report | March 31, 2024

Notes to Financial Statements

March 31, 2024

contractual maturity of all securities lending transactions is overnight and continuous.  The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.  The net income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Fund’s Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2024, Charles Schwab & Co., Inc, for the benefit of its customers, owned 90.26% of the Fund.

11.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

12.  REORGANIZATION OF THE FUND

On November 18, 2022, as the result of a tax-free reorganization, the CornerCap Small-Cap Value Fund (the “Predecessor Fund”), a series in The CornerCap Group of Funds, was reorganized into the Trust by transferring all of the Predecessor Fund’s assets to the Fund in the Trust. The Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes. The primary purpose of the Reorganization is to provide shareholders with the opportunity to continue their CornerCap mutual fund investment while benefiting from lower annual fund operating expenses within a larger investment company comprised of numerous funds.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect the historical cost basis as of the date of reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the CornerCap Small-Cap Value Fund was $139,905,974, $137,174,412 and $128,696, respectively. At the date of reorganization, fund shares outstanding for the Predecessor Fund were 5,154,535 and 4,671,358 for the Investor Class and Institutional Class, respectively. As part of the reorganization, the Predecessor Fund’s Investor Class shares were converted into the Fund’s Institutional Class. The shareholders of the Predecessor Fund’s Investor Class were exchanged for the Fund’s Institutional Class shares on a pro rata basis. The Adviser paid for all costs of the Reorganization.

13.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

www.cornercapfunds.com

Report of Independent Registered Public Accounting Firm

To the Shareholders of CornerCap Small-Cap Value Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CornerCap Small-Cap Value Fund (the “Fund”), a series of Managed Portfolio Series, as of March 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2004.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 28, 2024

Annual Report | March 31, 2024

Additional Information (Unaudited)

March 31, 2024

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Number of
		Term of	Portfolios
	Position(s)	Office and	in Trust	Principal	Other Directorships
Name, Address and	Held with	Length of	Overseen	Occupation(s) During	Held by Trustee During
Year of Birth	the Trust	Time Served	by Trustee	the Past Five Years	the Past Five Years
INDEPENDENT TRUSTEES

Leonard M. Rush, CPA	Chairman,	Indefinite	29	Retired (2011-Present);	Independent Trustee,
615 E. Michigan St.	Trustee	Term; Since		Chief Financial Officer,	ETF Series Solutions
Milwaukee, WI 53202	and Audit	April 2011		Robert W. Baird & Co.	(57 Portfolios)
Year of Birth: 1946	Committee			Incorporated,	(2012-Present)
	Chairman			(2000-2011).
David A. Massart	Trustee	Indefinite	29	Partner and Managing	Independent Trustee,
615 E. Michigan St.		Term; Since		Director, Beacon Pointe	ETF Series Solutions
Milwaukee, WI 53202		April 2011		Advisors, LLC (since	(57 Portfolios)
Year of Birth: 1967				2022); Co-Founder and	(2012-Present)
Chief Investment
Strategist, Next
Generation Wealth
Management, Inc.
(2005-2021).

www.cornercapfunds.com

Additional Information (Unaudited)

March 31, 2024

Number of
		Term of	Portfolios
	Position(s)	Office and	in Trust	Principal	Other Directorships
Name, Address and	Held with	Length of	Overseen	Occupation(s) During	Held by Trustee During
Year of Birth	the Trust	Time Served	by Trustee	the Past Five Years	the Past Five Years
David M. Swanson	Trustee and	Indefinite	29	Founder and Managing	Independent Trustee,
615 E. Michigan St.	Nominating &	Term; Since		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202	Governance	April 2011		Strategic Marketing, LLC	Investment Trust
Year of Birth: 1957	Committee			(2006-Present).	(7 Portfolios) (2006-
	Chairman				Present); Independent
Trustee, RiverNorth
Funds (3 Portfolios)
(2018-Present);
RiverNorth Managed
Duration Municipal
Income Fund, Inc.
(1 Portfolio) (2019-
Present); RiverNorth
Opportunistic Municipal
Income Fund, Inc.
(1 Portfolio) (2018-
Present); RiverNorth
Capital and Income
Fund (1 Portfolio) (2018-
Present); RiverNorth
Opportunities Funds, Inc.
(1 portfolio) (2015-
Present); RiverNorth/
DoubleLine Strategic
Opportunity Fund, Inc.
(1 Portfolio) (2019-
Present); RiverNorth
Flexible Municipal
Income Fund, Inc.
(1 Portfolio) (2020-
Present); RiverNorth
Flexible Municipal
Income Fund II, Inc.
(1 Portfolio) (2021-
Present); RiverNorth
Managed Duration
Municipal Income Fund
II, Inc. (1 Portfolio)
(2022-Present).

Annual Report | March 31, 2024

Additional Information (Unaudited)

March 31, 2024

Number of
		Term of	Portfolios
	Position(s)	Office and	in Trust	Principal	Other Directorships
Name, Address and	Held with	Length of	Overseen	Occupation(s) During	Held by Trustee During
Year of Birth	the Trust	Time Served	by Trustee	the Past Five Years	the Past Five Years
Robert J. Kern	Trustee	Indefinite	29	Retired (2018-Present);	None
615 E. Michigan St.		Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund
Year of Birth: 1958				Services, LLC (1994-2018).
OFFICERS

Brian R. Wiedmeyer	President and	Indefinite	N/A	Vice President, U.S.	N/A
615 E. Michigan St.	Principal	Term; Since		Bancorp Fund Services,
Milwaukee, WI 53202	Executive	November 2018		LLC (2005-Present).
Year of Birth: 1973	Officer
Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Chief	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Compliance	April 2013		Services, LLC
Year of Birth: 1966	Officer and			(2004-Present).
Anti-Money
Laundering
Officer
Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Financial	August 2019		Services, LLC
Year of Birth: 1981	Officer and	(Treasurer);		(2008-Present).
	Vice President	Indefinite
Term; Since
November
2018 (Vice
President)
John Hadermayer	Secretary	Indefinite	N/A	Vice President, U.S.	N/A
615 E. Michigan St.		Term; Since		Bancorp Fund Services,
Milwaukee, WI 53202		May 2022		LLC (2022-Present);
Year of Birth: 1977				Executive Director,
AQR Capital Management,
LLC (2013-2022).
Peter A. Walker, CPA	Assistant	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term: Since		Fund Services, LLC
Milwaukee, WI 53202	and Vice	November		(2016-Present).
Year of Birth: 1993	President	2021
Silinapha Saycocie	Assistant	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term: Since		Fund Services, LLC
Milwaukee, WI 53202	and Vice	November		(2020-Present).
Year of Birth: 1998	President	2023

www.cornercapfunds.com

Additional Information (Unaudited)

March 31, 2024

Number of
		Term of	Portfolios
	Position(s)	Office and	in Trust	Principal	Other Directorships
Name, Address and	Held with	Length of	Overseen	Occupation(s) During	Held by Trustee During
Year of Birth	the Trust	Time Served	by Trustee	the Past Five Years	the Past Five Years
Daniel Umland	Assistant	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term: Since		Fund Services, LLC
Milwaukee, WI 53202	and Vice	March 2024		(2021-Present);
Year of Birth: 1993	President			Securities Specialist,
U.S. Bank N.A.
(2016-2021).
Eli Bilderback	Assistant	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term: Since		Fund Services, LLC
Milwaukee, WI 53202	and Vice	March 2024		(2022-Present);
Year of Birth: 1991	President			Operations Analyst,
U.S. Bank N.A.
(2018-2022).

Annual Report | March 31, 2024

Additional Information (Unaudited)

March 31, 2024

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and CornerCap Investment Counsel, Inc. (“CornerCap” or the “Adviser”) regarding the CornerCap Small-Cap Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 4, 2024, the Trustees received and considered information from CornerCap and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by CornerCap with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by CornerCap; (3) the costs of the services provided by CornerCap and the profits realized by CornerCap from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to CornerCap resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of CornerCap, and the Support Materials, the Board concluded that the overall arrangement between the Trust and CornerCap set forth in the Investment Advisory Agreement continues to be fair and reasonable in light of the services that CornerCap performs, investment advisory fees the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that CornerCap provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that CornerCap effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees considered the long history that CornerCap has serving as investment adviser to the Fund, dating back to before the Fund reorganized into the Trust. The Trustees also reviewed CornerCap’s financial statements and capitalization and concluded that CornerCap had sufficient resources to support the management of the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services that CornerCap provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of CornerCap. In assessing the quality of the portfolio management delivered by CornerCap, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to an appropriate benchmark index, the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and the composite of separate accounts that CornerCap manages utilizing a similar investment

www.cornercapfunds.com

Additional Information (Unaudited)

March 31, 2024

strategy as that of the Fund. When reviewing the Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.

The Trustees noted that the Fund had outperformed both the Category and Cohort averages for the five-year period ended September 30, 2023, as well as the Cohort average for the three-year period ended September 30, 2023, but had underperformed both the Category and Cohort averages for all other periods presented. The Trustees also noted that the Fund had outperformed its benchmark index for all periods presented as of September 30, 2023, except that it had underperformed this benchmark index for the since inception period ended September 30, 2023. The Trustees observed that the Fund’s performance was generally consistent with, though slightly below, the performance of a composite of similar accounts managed by CornerCap over relevant time periods, when taking into account differences in expenses. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund pays to CornerCap under the Investment Advisory Agreement, as well as CornerCap’s profitability from services that CornerCap rendered to the Fund during the 12-month period ended September 30, 2023. The Trustees also noted favorably that CornerCap had agreed to continue the expense limitation agreement under which CornerCap contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus, and observed that CornerCap had waived a portion of its management fee over the Fund’s most recent fiscal year. The Trustees further considered that the management fee CornerCap charges to the Fund could be higher or lower than the fees charged to separately managed accounts with similar investment strategies to the Fund, depending on the size and type of account. The Trustees considered the reasonableness of CornerCap’s profits from its service relationship with the Fund.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Category and Cohort as of September 30, 2023. The Trustees noted that while the Fund’s management fee was above the Category and Cohort averages, the total expenses of the Fund’s Institutional Class (after waivers and expense reimbursements) were equal to or lower than the Category and Cohort averages. The Trustees also noted that the Fund’s Advisor Class, which has total expenses (after waivers and expense reimbursements) that are higher than the Category and Cohort averages, has a shareholder servicing fee and a Rule 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that CornerCap’s advisory fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Trustees took into account the fact that CornerCap had agreed to consider breakpoints in the future should asset levels grow materially. The Trustees agreed to revisit the issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Fund. The Trustees considered that CornerCap realizes a soft dollar benefit with respect to portfolio transactions of the Fund. The Trustees also noted that while CornerCap does not use affiliated brokers to execute the portfolio transactions of the Fund. the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services for Advisor Class shareholders of the Fund. The Trustees also considered that CornerCap may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that CornerCap does not receive any additional material benefits from its relationship with the Fund.

Annual Report | March 31, 2024

Additional Information (Unaudited)

March 31, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-888-813-8637.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-813-8637.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gains rates.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2024 was 100.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00%.

www.cornercapfunds.com

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information is shared with unaffiliated third parties.

Annual Report | March 31, 2024

[INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
CornerCap Investment Counsel, Inc.
1355 Peachtree Street NE, Suite 1700
Atlanta, GA 30309

DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-813-8637.

www.cornercapfunds.com
888-813-8637

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of their management and other information.

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report.

The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distributions calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended March 31, 2024 and March 31, 2023, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2024	FYE 3/31/2023
(a) Audit Fees	$15,250	$17,750
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended March 31, 2024 and March 31, 2023, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:
.
	FYE 3/31/2024	FYE 3/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2024	FYE 3/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)                   /s/ Brian R. Wiedmeyer
                                                                          Brian R. Wiedmeyer, President

Date    June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Brian R. Wiedmeyer
                                                         Brian R. Wiedmeyer, President

Date    June 3, 2024

By (Signature and Title)                  /s/ Benjamin J. Eirich
                                                                          Benjamin J. Eirich, Treasurer